Related Party Transactions - Summary of Strategic Placement (Details)	12 Months Ended
Jun. 30, 2020 AUD ($) shares
Disclosure of transactions between related parties [line items]
Interest accrued	$ 3,062,598
Philip St Baker
Disclosure of transactions between related parties [line items]
Face value of loan notes and balance of short-term loan	13,400,000
Interest accrued	1,318,972
Placement proceeds	4,735,707
Total	$ 19,454,679
Shares issued (Number) | shares	67,085,100
Philip St Baker | Loan Notes
Disclosure of transactions between related parties [line items]
Face value of loan notes and balance of short-term loan	$ 10,000,000
Interest accrued	1,187,397
Total	$ 11,187,397
Shares issued (Number) | shares	38,577,232
Philip St Baker | Short-Term Loan
Disclosure of transactions between related parties [line items]
Face value of loan notes and balance of short-term loan	$ 3,400,000
Interest accrued	131,575
Total	$ 3,531,575
Shares issued (Number) | shares	12,177,845
Philip St Baker | Placement Proceeds
Disclosure of transactions between related parties [line items]
Placement proceeds	$ 4,735,707
Total	$ 4,735,707
Shares issued (Number) | shares	16,330,023